COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Operating Lease Obligations			$ 162,800
Total			$ 162,800
Payments due by period [Member]
Operating Lease Obligations	$ 48,800	$ 114,000
Total	$ 48,800	$ 114,000